Vanguard® Capital Opportunity Fund
Schedule of Investments (unaudited)
As of December 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (97.8%)
Communication Services (5.6%)
*	Alphabet Inc. Class A	129,550	375,312
*	Alphabet Inc. Class C	115,400	333,920
*	Baidu Inc. ADR	1,636,910	243,556
*	Meta Platforms Inc. Class A	261,200	87,855
	Electronic Arts Inc.	370,100	48,816
*	Pinterest Inc. Class A	871,750	31,688
*	Take-Two Interactive Software Inc.	108,520	19,286
*	Live Nation Entertainment Inc.	153,850	18,414
*	ZoomInfo Technologies Inc. Class A	209,700	13,463
*	Walt Disney Co.	48,657	7,536
*	Roblox Corp. Class A	44,300	4,570
*	Snap Inc. Class A	22,500	1,058
*	Madison Square Garden Sports Corp.	3,100	539
*	Madison Square Garden Entertainment Corp.	3,100	218
			1,186,231
Consumer Discretionary (11.8%)
*	Tesla Inc.	527,130	557,060
*	Alibaba Group Holding Ltd. ADR	2,415,200	286,902
*	Amazon.com Inc.	72,500	241,740
*	CarMax Inc.	1,800,997	234,544
*	XPeng Inc. Class A ADR	4,289,259	215,878
	TJX Cos. Inc.	2,772,200	210,465
	Sony Group Corp. ADR	1,457,325	184,206
*	Entain plc	4,634,192	105,922
*	Capri Holdings Ltd.	1,329,300	86,285
*	Royal Caribbean Cruises Ltd.	839,300	64,542
*	Carnival Corp.	2,522,045	50,744
	eBay Inc.	599,510	39,867
	Ross Stores Inc.	342,400	39,129
*	Rivian Automotive Inc. Class A	331,400	34,363
*	Burlington Stores Inc.	82,150	23,948
*	DoorDash Inc. Class A	147,600	21,978
*	Marriott International Inc. Class A	102,600	16,954
*	Ollie's Bargain Outlet Holdings Inc.	273,590	14,005
	Newell Brands Inc.	594,100	12,975
*	Hilton Worldwide Holdings Inc.	76,333	11,907
*	Norwegian Cruise Line Holdings Ltd.	532,725	11,049
*	Las Vegas Sands Corp.	258,500	9,730
*	Ulta Beauty Inc.	23,000	9,484
	Restaurant Brands International Inc.	108,300	6,572
*	AutoZone Inc.	2,270	4,759
	Whirlpool Corp.	19,800	4,646

		Shares	Market Value ($000)
	Darden Restaurants Inc.	22,900	3,450
*	Five Below Inc.	9,100	1,883
*	Flutter Entertainment plc (XDUB)	8,642	1,382
	Dollar General Corp.	350	82
			2,506,451
Energy (1.8%)
	Pioneer Natural Resources Co.	877,823	159,658
	Hess Corp.	1,626,174	120,386
*	Transocean Ltd. (XNYS)	11,836,496	32,669
	EOG Resources Inc.	345,421	30,684
	Coterra Energy Inc.	1,242,350	23,605
*	Southwestern Energy Co.	3,434,500	16,005
*	Technip Energies NV	37,200	544
*	TechnipFMC plc	82,200	486
			384,037
Financials (8.5%)
	Morgan Stanley	3,358,730	329,693
	Charles Schwab Corp.	3,518,000	295,864
	Raymond James Financial Inc.	2,556,150	256,637
	Bank of America Corp.	4,654,517	207,080
	Northern Trust Corp.	1,564,851	187,172
	Wells Fargo & Co.	3,216,210	154,314
	Goldman Sachs Group Inc.	262,750	100,515
	JPMorgan Chase & Co.	490,700	77,702
	Discover Financial Services	590,330	68,219
	CME Group Inc.	221,054	50,502
	Progressive Corp.	306,600	31,473
	Tradeweb Markets Inc. Class A	210,000	21,029
	LPL Financial Holdings Inc.	93,000	14,888
	MarketAxess Holdings Inc.	35,130	14,448
	Citigroup Inc.	75,300	4,547
			1,814,083
Health Care (29.0%)
	Eli Lilly & Co.	3,973,878	1,097,665
*	BioNTech SE ADR	2,034,146	524,403
	Amgen Inc.	2,176,749	489,703
*	Biogen Inc.	2,035,567	488,373
*	BioMarin Pharmaceutical Inc.	5,185,200	458,112
	Thermo Fisher Scientific Inc.	525,778	350,820
*	Seagen Inc.	1,841,742	284,733
*	BeiGene Ltd. ADR	982,771	266,262
	Novartis AG ADR	2,412,600	211,030
*	Edwards Lifesciences Corp.	1,550,900	200,919
	Bristol-Myers Squibb Co.	3,075,430	191,753
*	Boston Scientific Corp.	4,066,706	172,754
	Roche Holding AG	350,135	145,257
	PerkinElmer Inc.	714,470	143,651
*	Illumina Inc.	356,280	135,543
*	Elanco Animal Health Inc. (XNYS)	4,572,826	129,777
*	LivaNova plc	1,452,140	126,961
*	Charles River Laboratories International Inc.	331,560	124,925
	AstraZeneca plc ADR	1,934,700	112,696
*	QIAGEN NV	1,702,369	94,618
	Abbott Laboratories	654,900	92,171
*	Alkermes plc	3,199,900	74,430
*	FibroGen Inc.	4,023,371	56,730
	Zimmer Biomet Holdings Inc.	400,800	50,918

		Shares	Market Value ($000)
*	Allogene Therapeutics Inc.	2,679,080	39,972
	Agilent Technologies Inc.	213,000	34,005
	Medtronic plc	157,000	16,242
	Alcon Inc.	118,960	10,364
[1]	Siemens Healthineers AG	136,900	10,207
*	Omnicell Inc.	37,130	6,700
*	Bridgebio Pharma Inc.	340,900	5,686
*	Guardant Health Inc.	49,883	4,989
*	ImmunoGen Inc.	508,127	3,770
*	Repligen Corp.	12,870	3,409
*	IQVIA Holdings Inc.	4,992	1,408
	Danaher Corp.	3,367	1,108
*	Waters Corp.	2,796	1,042
	Cerner Corp.	9,400	873
*	Adaptive Biotechnologies Corp.	28,100	788
	Humana Inc.	1,575	731
			6,165,498
Industrials (12.0%)
	FedEx Corp.	1,578,074	408,153
*	AECOM	4,707,730	364,143
*	Southwest Airlines Co.	8,187,489	350,752
	Jacobs Engineering Group Inc.	2,018,419	281,025
*	Airbus SE	1,414,564	180,985
*	United Airlines Holdings Inc.	3,665,793	160,488
*	Delta Air Lines Inc.	2,984,510	116,635
*	American Airlines Group Inc.	4,948,170	88,869
*	JetBlue Airways Corp.	5,532,050	78,776
[2]	Aurora Innovation Inc.	7,385,000	74,840
*	TransDigm Group Inc.	114,619	72,930
*	Lyft Inc. Class A	1,235,165	52,779
	Old Dominion Freight Line Inc.	144,200	51,678
	IDEX Corp.	209,990	49,625
	Textron Inc.	616,000	47,555
	Curtiss-Wright Corp.	305,500	42,364
*	Uber Technologies Inc.	614,600	25,770
*	Ryanair Holdings plc ADR	185,000	18,931
	Carrier Global Corp.	316,100	17,145
	AMETEK Inc.	110,000	16,174
	Union Pacific Corp.	60,000	15,116
	Rockwell Automation Inc.	40,370	14,083
	Caterpillar Inc.	60,000	12,404
*,2	TuSimple Holdings Inc. Class A	72,900	2,613
			2,543,833
Information Technology (28.9%)
	Microsoft Corp.	1,909,100	642,069
	Micron Technology Inc.	4,897,627	456,214
	KLA Corp.	973,900	418,884
*	Adobe Inc.	623,000	353,278
	Asml Holding NV GDR (Registered)	424,867	338,254
	NetApp Inc.	3,493,970	321,410
	Texas Instruments Inc.	1,652,430	311,433
*	Flex Ltd.	15,923,782	291,883
*	Trimble Inc.	3,197,681	278,806
*	Splunk Inc.	2,114,800	244,725
	QUALCOMM Inc.	958,190	175,224
	NVIDIA Corp.	594,690	174,904
*	Descartes Systems Group Inc.	2,030,665	167,895

		Shares	Market Value ($000)
	Entegris Inc.	1,089,000	150,914
	Universal Display Corp.	831,514	137,225
	Corning Inc.	3,612,924	134,509
	Intuit Inc.	182,000	117,066
	Visa Inc. Class A	493,000	106,838
	Intel Corp.	2,066,320	106,415
*	PayPal Holdings Inc.	523,060	98,639
*	Nuance Communications Inc.	1,735,000	95,980
*	Wolfspeed Inc.	803,300	89,785
	Jabil Inc.	1,177,500	82,837
*	FormFactor Inc.	1,605,541	73,405
	HP Inc.	1,937,850	72,999
*,2	BlackBerry Ltd.	6,928,876	64,785
	Teradyne Inc.	393,960	64,424
*	Unity Software Inc.	445,684	63,728
	Telefonaktiebolaget LM Ericsson ADR	5,846,500	63,551
	Hewlett Packard Enterprise Co.	3,034,300	47,851
*	Keysight Technologies Inc.	230,530	47,607
*	WEX Inc.	298,890	41,961
	Oracle Corp.	433,000	37,762
*	Autodesk Inc.	121,200	34,080
*	MongoDB Inc. Class A	57,100	30,226
	VMware Inc. Class A	239,000	27,695
*	salesforce.com Inc.	105,000	26,684
*	Plantronics Inc.	798,800	23,437
	Analog Devices Inc.	90,600	15,925
*	Cerence Inc.	197,600	15,144
*	Gitlab Inc. Class A	173,100	15,060
*	Nutanix Inc. Class A	442,400	14,095
*	Crowdstrike Holdings Inc. Class A	59,400	12,162
*	Palo Alto Networks Inc.	20,800	11,581
*	Western Digital Corp.	169,180	11,032
*	Zoom Video Communications Inc. Class A	32,700	6,014
*	Nokia OYJ ADR	690,000	4,292
	Mastercard Inc. Class A	9,600	3,449
	Applied Materials Inc.	10,700	1,684
*	Okta Inc.	3,000	673
*	DocuSign Inc. Class A	3,500	533
*	RingCentral Inc. Class A	2,750	515
*	Arista Networks Inc.	200	29
			6,127,570
Materials (0.2%)
*	Ivanhoe Mines Ltd. Class A	4,065,500	33,168
	Albemarle Corp.	26,500	6,195
			39,363
Total Common Stocks (Cost $7,230,587)			20,767,066

		Shares	Market Value ($000)
Temporary Cash Investments (2.4%)
Money Market Fund (2.4%)
[3,4]	Vanguard Market Liquidity Fund, 0.090% (Cost $513,364)	5,134,845	513,433
Total Investments (100.2%) (Cost $7,743,951)			21,280,499
Other Assets and Liabilities—Net (-0.2%)			(36,236)
Net Assets (100%)			21,244,263
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021, the aggregate value was $10,207,000, representing 0.0% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $45,183,000.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $48,086,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of December 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	20,247,929	519,137	—	20,767,066
Temporary Cash Investments	513,433	—	—	513,433
Total	20,761,362	519,137	—	21,280,499